Financial Risk Management Objectives and Policies (Tables)	12 Months Ended
Dec. 31, 2019
Financial Risk Management Objective And Policies [Abstract]
Disclosure of financial assets that are either past due or impaired	The amounts presented are gross carrying amounts for financial assets at amorti
z
ed cost.

	12-month ECLs	Lifetime ECLs			HK$
	Stage 1 HK$	Stage 2 HK$	Stage 3 HK$	Simplified approach HK$
Accounts receivable*	—	—	—	158,518,003	158,518,003
Accounts receivable
—Normal**	2,575,051	—	—	—	2,575,051
—Doubtful**	—	—	—	—	—
Financial assets included in prepayments, deposits and other receivables
—Normal**	6,042,605	—	—	—	6,042,605
—Doubtful**	—	—	—	—	—
Due from a related company
—Normal**	4,085,019	—	—	—	4,085,019
—Doubtful**	—	—	—	—	—
Due from immediate holding company
—Normal**	66,141,756	—	—	—	66,141,756
—Doubtful**	—	—	—	—	—
Due from fellow subsidiaries
—Normal**	2,596,118,859	—	—	—	2,596,118,859
—Doubtful**	—	—	—	—	—
Other assets
—Not yet past due	615,491,200	—	—	—	615,491,200
Cash and bank balances
—Not yet past due	126,855,518	—	—	—	126,855,518

	3,417,310,008	—	—	158,518,003	3,575,828,011

*
For accounts receivable to which the Group applies the simplified approach for impairment, information based on the probability of default approach is disclosed in Note 11 to the consolidated financial statements.

**
The credit quality of the financial assets included in prepayments, deposits and other receivables, due from a related company, due from immediate holding company and due from fellow subsidiaries is considered to be “normal” when they are not past due and there is no information indicating that the financial assets had a significant increase in credit risk since initial recognition. Otherwise, the credit quality of the financial assets is considered to be “doubtful”.

Disclosure of maturity analysis for non-derivative financial liabilities
The following tables detail the Group’s remaining contractual maturity for its financial liabilities. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Group can be required to pay.

	December 31, 2018
	Weighted average interest rate	On demand or less than 3 months	3 months to 1 year	1 to 5 years	Total
	%	HK$	HK$	HK$	HK$
Accounts payable	N/A	602,202,126	—	—	602,202,126
Margin loans payable	6.75%	321,999,549	—	—	321,999,549
Financial liabilitie s included in other payables and accruals	N/A	25,011,870	—	—	25,011,870
Due to fellow subsidiaries	N/A	574,202,907	—	—	574,202,907
Due to immediate holding company	N/A	2,145,792,209	—	—	2,145,792,209

		3,669,208,661	—	—	3,669,208,661

	December 31, 2019
	Weighted average interest rate	On demand or less than 3 months	3 months to 1 year	1 to 5 years	Total
	%	HK$	HK$	HK$	HK$
Accounts payable	N/A	492,039,336	—	—	492,039,336
Margin loans payable	6.625%	317,722,438	—	—	317,722,438
Financial liabilitie s included in other payables and accruals	N/A	66,043,430	—	—	66,043,430
Convertible bond	7.80%	—	—	125,273,321	125,273,321

		875,805,204		125,273,321	1,001,078,525